Annual Total Returns- Vanguard Real Estate II Index Fund (Institutional Plus) [BarChart] - Institutional Plus - Vanguard Real Estate II Index Fund - Institutional Plus Shares	2018	2019	2020
Total	(5.95%)	28.97%	(4.60%)